FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of investments by fair value heirarchy
The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	December 31, 2025
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mechanics Bancorp Class A common stock	$2,214,894	$—	$—	$2,214,894
Mutual funds	159,261,879	—	—	159,261,879
Total	$161,476,773	$—	$—	161,476,773
Investments measured at NAV (1)				11,535,876
Total investments				$173,012,649

	December 31, 2024
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mechanics Bancorp Class A common stock	$2,137,585	$—	$—	$2,137,585
Mutual funds	162,919,000	—	—	162,919,000
Total	$165,056,585	$—	$—	165,056,585
Investments measured at NAV (1)				11,889,222
Total investments				$176,945,807
(1)Investments measured at fair value using net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the hierarchy tables for such investments are intended to permit reconciliation of the fair value hierarchy to the investments at fair value line item presented in the statement of net assets available for benefits.
A summary of the Plan’s investments at December 31, 2025 and 2024, where fair value is estimated based on the NAV is presented below:

Investment	2025 Fair Value	2024 Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Restrictions	Notice Period

Galliard Stable Return Fund C	$11,535,876	$11,889,222	$—	Same day	None	None